Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	190.13
Maximum Aggregate Offering Price	$ 475,325,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,642.38
Offering Note	Note 1a. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Applied Optoelectronics, Inc. (the "Registrant") common stock, par value $0.001 per share ("Common Stock"), that become issuable under the Applied Optoelectronics, Inc. 2026 Equity Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. Note 1b. This Registration Statement covers 2,500,000 shares of Common Stock authorized and reserved for issuance under the 2026 Plan. Note 1c. Estimated in accordance with Rules 457(h) and 457(c) under the Securities Act, solely for purposes of calculating the registration fee, based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Market on June 8, 2026. Proposed sales to take place as soon after the effective date of this registration statement as awards are granted, exercised, or distributed under the 2026 Plan.